Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2016
Banking And Thrift [Abstract]
Schedule of Real Estate Owned	SUMMARY OF REAL ESTATE OWNED
December 31,	2016	2015
Commercial properties	$—	$—
Residential properties	—	—
Bank properties	—	281
Total	$—	$281

Summary Of Real Estate Owned Activity

SUMMARY OF REAL ESTATE OWNED ACTIVITY

	Underlying Property
At or for the year ended December 31, 2016	Commercial Properties	Residential Properties	Bank Properties	Total
Balance, beginning of year	$—	$—	$281	$281
Transfers into real estate owned	—	—	—	—
Sale of real estate owned	—	—	(266)	(266)
Loss on sale of real estate owned	—	—	(15)	(15)
Balance, end of year	$—	$—	$—	$—